UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments

UBS RMA California Municipal Money Fund

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—92.34%
9,880	California, Daily Kindergarten Universal, Series A-1	A	2.800	9,880,000
5,420	California, Daily Kindergarten Universal, Series A-2	A	2.760	5,420,000
8,450	California, Daily Kindergarten Universal, Series B-2	A	2.780	8,450,000
8,000	California Department of Veteran Affairs Home Purchase, Subseries A-2	A	2.680	8,000,000
10,000	California Department of Water Resources Power Supply Revenue (Putters), Series 344	A	2.780	10,000,000
15,100	California Department of Water Resources Power Supply Revenue, Series C-1	A	2.710	15,100,000
1,950	California Educational Facilities Authority (Foundation for Educational Achievement), Series A	A	2.640	1,950,000
3,000	California Educational Facilities Authority (University of San Francisco), Series B	A	2.670	3,000,000
10,000	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	2.690	10,000,000
8,704	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B	A	2.760	8,704,000
31,555	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series A	A	2.760 to 2.800	31,555,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute Age Research)	A	2.680	15,500,000
11,900	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B	A	2.670	11,900,000
7,900	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series C	A	2.700	7,900,000
5,000	California, Series C-1	A	2.670	5,000,000
18,560	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series C	A	2.710	18,560,000
3,400	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series M	A	2.720	3,400,000
20,725	California Transit Financing Authority	A	2.760	20,725,000
9,920	Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project)	A	2.720	9,920,000
10,600	Bay Area Toll Authority Toll Bridge (San Francisco Bay Area), Series A	A	2.670	10,600,000
17,900	Bay Area Toll Authority Toll Bridge (San Francisco Bay Area), Series B	A	2.670	17,900,000
8,000	Bay Area Toll Authority Toll Bridge (San Francisco Bay Area), Series C	A	2.700	8,000,000
15,215	Conejo Valley Unified School District Tax and Revenue Anticipation Notes	06/30/06	3.500	15,313,638
9,500	Daly City Housing Finance Agency Multi-Family Revenue Refunding (Serramonte Del Ray), Series A	A	2.670	9,500,000
8,000	Desert Sands Unified School District Tax and Revenue Anticipation Notes	07/07/06	3.500	8,053,208
8,620	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A	A	2.670	8,620,000
9,600	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B	A	2.650	9,600,000
10,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1	A	2.670	10,000,000
10,000	East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3	A	2.710	10,000,000
1,725	Fremont Certificates of Participation Refunding Project	A	2.760	1,725,000
6,000	Fresno Multi-Family Housing Revenue Refunding (Heron Pointe Apartments), Series A	A	2.670	6,000,000
4,100	Grand Terrace Community Redevelopment Agency Multi-Family Housing Revenue (Mount Vernon Villas)	A	2.690	4,100,000
13,745	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 85-7-1)	A	2.710	13,745,000
10,500	Los Angeles County Transport Commission Sales Tax and Revenue, Series A	A	2.670	10,500,000
12,600	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	2.600	12,600,000
10,000	Los Angeles Water and Power Revenue, Subseries A-1	A	2.680	10,000,000
5,000	Los Angeles Water and Power Revenue, Subseries A-4	A	2.690	5,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	2.680	9,900,000
7,300	Los Angeles Water and Power Revenue, Subseries A-7	A	2.690	7,300,000
500	Los Angeles Water and Power Revenue, Subseries B-3	A	2.810	500,000
8,850	M-S-R Public Power Agency Revenue Subordinated Lien (San Juan Project), Series F	A	2.760	8,850,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

7,440	Metropolitan Water District Southern California Waterworks Revenue, Series A-1	A	2.680	7,440,000
15,395	Metropolitan Water District Southern California Waterworks Revenue, Series B-1	A	2.570 to 2.680	15,395,000
26,500	Metropolitan Water District Southern California Waterworks Revenue, Series B-2	A	2.680 to 2.720	26,500,000
6,795	Moorpark Industrial Development Authority (Fred Kavli and Kavlico Corp.)	A	2.670	6,795,000
5,850	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	2.750	5,850,000
12,670	Newport Beach Revenue (Hoag Memorial Hospital), Series C	A	2.750	12,670,000
10,000	Northern California Power Agency Revenue Refunding (Hydroelectric No. 1-A)	A	2.670	10,000,000
25,513	Oakland Alameda County Coliseum Authority Lease Revenue	A	2.760	25,513,000
12,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	2.700	12,000,000
6,790	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	2.670	6,790,000
13,200	Orange County Apartment Development Revenue (Seaside Meadow), Series C	A	2.670	13,200,000
16,950	Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3	A	2.690	16,950,000
32,300	Orange County Water District Revenue Certificates of Participation, Series A	A	2.670	32,300,000
6,900	Pasadena Certificates of Participation (Rose Bowl Imports Project)	A	2.700	6,900,000
5,650	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	2.760	5,650,000
5,500	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento), Series C	A	2.670	5,500,000
4,000	Sacramento Municipal Utility District Electricity Revenue Refunding, Series S	11/15/05	6.000	4,015,879
7,500	Sacramento Unified School District Certificates of Participation	A	2.710	7,500,000
8,800	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	2.690	8,800,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	2.740	4,000,000
8,800	San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series B	A	2.670	8,800,000
13,000	San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B	A	2.670	13,000,000
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch)	A	2.690	15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B	A	2.750	5,300,000
24,500	Southern California Public Power Authority Transmission Project Revenue, Subordinated Refunding (Southern Transmission)	A	2.670	24,500,000
4,200	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	2.760	4,200,000
25,000	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A	A	2.670	25,000,000
Total Municipal Bonds and Notes (cost—$732,389,725)				732,389,725

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Tax-Exempt Commercial Paper—8.06%
5,000	California Educational Facilities Authority (Carnegie Institute of Washington), Series B	11/09/05	2.660	5,000,000
10,700	California Statewide Community Development Authority (Kaiser Permanente)	10/14/05 to 10/21/05	2.520 to 2.550	10,700,000
4,900	East Bay Municipal Utility District Water Systems Revenue	11/14/05	2.620	4,900,000
23,800	Los Angeles County Capital Asset Leasing Corp.	11/07/05 to 12/13/05	2.620 to 2.760	23,800,000
5,000	Sacramento Municipal Utility District	10/11/05	2.700	5,000,000
3,500	San Joaquin County Transportation Authority	11/17/05	2.580	3,500,000
5,000	Transmission Authority of Northern California	10/07/05	2.600	5,000,000
6,000	University of California Regents	11/10/05 to 11/15/05	2.550 to 2.560	6,000,000
Total Tax-Exempt Commercial Paper (cost—$63,900,000)				63,900,000

Total Investments (cost—$796,289,725 which approximates cost for federal income tax purposes)(1)—100.40%				796,289,725

Liabilities in excess of other assets—(0.40)%				(3,201,247)
Net Assets (applicable to 793,501,999 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				793,088,478

A—Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

(1)          Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 16 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

UBS RMA New York Municipal Money Fund

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—87.96%
28,220	New York State Dormitory Authority Revenue (Cornell University), Series B	A	2.740 to 2.790	28,220,000
8,000	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B	A	2.740	8,000,000
15,000	New York State Dormitory Authority Revenue (Mental Health Services), Subseries D-2A	A	2.750	15,000,000
6,992	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	2.720	6,992,000
5,400	New York State Dormitory Authority Revenue Non State Supported Debt, Series C	A	2.750	5,400,000
12,200	New York State Dormitory Authority Revenue (Wagner College)	A	2.760	12,200,000
5,600	New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1	A	2.730	5,600,000
22,150	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A	A	2.710	22,150,000
3,660	New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds (NYC Municipal Water Finance), Series C	06/15/06	4.000	3,687,816
5,000	New York State Housing Finance Agency (Normandie Court I Project)	A	2.680	5,000,000
13,000	New York State Housing Finance Agency Revenue (North End Ave. Housing), Series A	A	2.760	13,000,000
10,000	New York State Housing Finance Agency Service Contract Revenue, Series D	A	2.740	10,000,000
5,500	New York State Local Government Assistance Corp. Refunding (Sub Lien), Series A-5V	A	2.680	5,500,000
7,595	New York State Local Government Assistance Corp., Series B	A	2.680	7,595,000
12,665	New York State Local Government Assistance Corp., Series G	A	2.690	12,665,000
14,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-B	A	2.710	14,000,000
6,000	New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-C	A	2.750	6,000,000
6,550	Erie County Water Authority	A	2.710	6,550,000
2,490	Great Neck North Water Authority Systems Revenue, Series-A	A	2.750	2,490,000
4,785	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-1	A	2.730	4,785,000
3,870	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-2	A	2.670	3,870,000
18,300	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	2.730	18,300,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D	A	2.740	7,000,000
8,900	Long Island Power Authority Electric Systems Revenue, Series G	A	2.720	8,900,000
2,950	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	2.790	2,950,000
2,900	Long Island Power Authority Electric Systems Revenue, Subseries 3-B	A	2.800	2,900,000
6,300	Long Island Power Authority Electric Systems Revenue, Subseries 7-A	A	2.640	6,300,000
5,000	Metropolitan Transportation Authority, Series D-1	A	2.720	5,000,000
8,000	Metropolitan Transportation Authority, Subseries A-2	A	2.740	8,000,000
7,355	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B	A	2.800	7,355,000
5,000	Nassau County Interim Finance Authority, Series A	A	2.700	5,000,000
19,500	New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A	A	2.750	19,500,000
6,000	New York City Housing Development Corp. Multi-Family Rental Housing (90 West Street), Series A	A	2.770	6,000,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	2.680	6,500,000
9,135	New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project)	A	2.720	9,135,000
3,070	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	2.750	3,070,000
8,440	New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais De New York Project), Series B	A	2.780	8,440,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

6,810	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	2.700	6,810,000
28,350	New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series B	A	2.830	28,350,000
11,400	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Fiscal 2003), Subseries C-1	A	2.800	11,400,000
16,900	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series A	A	2.800	16,900,000
10,130	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1	A	2.800	10,130,000
2,950	New York City, Subseries A-4	A	2.800	2,950,000
1,700	New York City, Subseries E-4	A	2.800	1,700,000
7,415	New York City, Subseries E-5	A	2.950	7,415,000
5,000	New York City, Subseries F-3	A	2.780	5,000,000
7,850	New York City, Subseries H-1	A	2.800	7,850,000
5,360	New York City Trust for Cultural Resources Revenue (Asia Society)	A	2.730	5,360,000
14,645	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College)	A	2.750	14,645,000
19,635	Oneida Indian Nation	A	2.720	19,635,000
7,330	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	2.820	7,330,000
15,400	Suffolk County Water Authority Bond Anticipation Notes	A	2.680	15,400,000
27,215	Triborough Bridge & Tunnel Authority Revenue General Purpose, Series B	A	2.730 to 2.750	27,215,000
2,400	Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-3	A	2.780	2,400,000
8,658	Yonkers Industrial Development Agency (Consumers Union Facility)	A	2.750	8,657,645
Total Municipal Bonds and Notes (cost—$522,202,461)				522,202,461

Tax-Exempt Commercial Paper—11.54%
6,000	New York City General Obligation	10/26/05	2.630	6,000,000
6,000	New York City Municipal Water Finance Authority	12/22/05	2.730	6,000,000
13,400	New York State Environmental Facilities Corp.	10/14/05 to 10/21/05	2.450	13,400,000
33,078	New York State Power Authority	10/17/05 to 12/08/05	2.600 to 2.700	33,078,000
10,000	Metropolitan Transportation Authority	10/19/05 to 10/20/05	2.650	10,000,000
Total Tax-Exempt Commercial Paper (cost—$68,478,000)				68,478,000
Total Investments (cost—$590,680,461 which approximates cost for federal income tax purposes)—99.50%				590,680,461

Other assets in excess of liabilities—0.50%				2,980,448
Net Assets (applicable to 593,785,411 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				593,660,909

A—Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

(1)          Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity - 10 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2005